United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if amendment [  ]; Amendment Number
This Amendment (Check only one.) [  ] is a restatement
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 13, 2003

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp                    COM              005125109     2360   153420 SH       SOLE                   153420
Alltel Corp                    COM              020039103     1465    28725 SH       SOLE                    28725
America Online Inc             COM              00184a105     1171    89390 SH       SOLE                    89390
American Intl Group Inc        COM              026874107     1681    29059 SH       SOLE                    29059
Amgen                          COM              031162100     2244    46411 SH       SOLE                    46411
Anadarko Pete Corp             COM              032511107      335     7000 SH       SOLE                     7000
Anheuser Busch Cos             COM              035229103      421     8700 SH       SOLE                     8700
BJ Services                    COM              055482103     2062    63825 SH       SOLE                    63825
BP Amoco PLC ADR               COM              055622104      431    10604 SH       SOLE                    10604
Bristol Myers Squibb           COM              110122108      283    12210 SH       SOLE                    12210
Calpine Corporation            COM              131347106      182    55850 SH       SOLE                    55850
Cardinal Health Inc            COM              14149y108     2128    35950 SH       SOLE                    35950
Citigroup                      COM              172967101     2399    68166 SH       SOLE                    68166
Citizens Holding Co            COM              174715102      741    46327 SH       SOLE                    46327
Clayton Homes Inc              COM              184190106      373    30631 SH       SOLE                    30631
Coca Cola Co                   COM              191216100      789    18000 SH       SOLE                    18000
Danaher Corp                   COM              235851102      237     3600 SH       SOLE                     3600
Diebold Inc                    COM              253651103     1999    48500 SH       SOLE                    48500
E M C Corp Mass                COM              268648102     1121   182507 SH       SOLE                   182507
Exxon Mobil Corp               COM              302290101     1172    33532 SH       SOLE                    33532
Federal Natl Mtg Assn          COM              313586109     2339    36355 SH       SOLE                    36355
First Data Corp                COM              319963104     2336    65960 SH       SOLE                    65960
General Elec Co                COM              369604103     2956   121411 SH       SOLE                   121411
Hewlett Packard Co             COM              428236103      190    10930 SH       SOLE                    10930
Intel Corp                     COM              458140100     1483    95271 SH       SOLE                    95271
International Paper Co         COM              460146103      231     6600 SH       SOLE                     6600
Intersil Corporation           COM              46069s109      176    12625 SH       SOLE                    12625
Intl Business Mach             COM              459200101     2358    30425 SH       SOLE                    30425
L3 Comm                        COM              502424104     2183    48600 SH       SOLE                    48600
Lowes Cos Inc                  COM              548661107     2179    58120 SH       SOLE                    58120
Morgan St Dean Witter          COM              617446448     2165    54222 SH       SOLE                    54222
Murphy Oil Corp.               COM              626717102      354     8250 SH       SOLE                     8250
Oracle Corp                    COM              68389X105     2242   207616 SH       SOLE                   207616
Pepsico Inc                    COM              713448108      269     6375 SH       SOLE                     6375
Pfizer Inc                     COM              717081103     3221   105353 SH       SOLE                   105353
Pitney Bowes Inc               COM              724479100      797    24400 SH       SOLE                    24400
Pure Gold Minerals             COM              745911107        1    10000 SH       SOLE                    10000
Quest Diagnostics              COM              74834l100     1767    31050 SH       SOLE                    31050
Regions Finl Corp              COM              758940100      231     6910 SH       SOLE                     6910
Schlumberger Ltd               COM              806857108     1797    42700 SH       SOLE                    42700
Scotts Companies               COM              810186106     1748    35650 SH       SOLE                    35650
Southwest Airls Co             COM              844741108     1352    97276 SH       SOLE                    97276
Sun Microsystems Inc           COM              866810104      637   204926 SH       SOLE                   204926
Tellabs Inc                    COM              879664100      193    26550 SH       SOLE                    26550
Texas Instrs Inc               COM              882508104     1487    99048 SH       SOLE                    99048
Tyco Intl LTD New              COM              902124106     1790   104797 SH       SOLE                   104797
Tyson Foods Inc Cl A           COM              902494103      251    22355 SH       SOLE                    22355
Union Pac Corp                 COM              907818108      233     3900 SH       SOLE                     3900
United Parcel Service          COM              911312106     2014    31925 SH       SOLE                    31925
United Technologies            COM              913017109      458     7396 SH       SOLE                     7396
Wal Mart Stores Inc            COM              931142103     6885   136311 SH       SOLE                   136311
Wyeth                          COM              983024100      928    24800 SH       SOLE                    24800

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Tablle Value Total: $70,841
List of Other Included Managers:
No.		13F File Number		Name